Financial Risk Management - Maturity profile of the financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Trade and other payables	€ 32,636	€ 8,822	€ 9,703
Payables to Related parties	162	89	63
Lease liabilities	993	279	507
Debt to credit institutions	205,572	115,002	73,075
Derivatives	21,961	2,108
Financial liabilities based on contractual undiscounted cash flows	261,324	126,300	83,348
Less than 1 year
Financial Risk Management
Trade and other payables	32,636	8,822	9,703
Payables to Related parties	162	89	63
Lease liabilities	601	279	298
Debt to credit institutions	799	772	28,599
Derivatives	4,004
Financial liabilities based on contractual undiscounted cash flows	38,202	9,962	38,663
Between 1 and 2 years
Financial Risk Management
Lease liabilities	392		209
Debt to credit institutions			14,476
Derivatives	5,683	1,821
Financial liabilities based on contractual undiscounted cash flows	6,075	1,821	14,685
Between 2 and 5 years
Financial Risk Management
Debt to credit institutions	204,773	114,230	30,000
Derivatives	12,274	287
Financial liabilities based on contractual undiscounted cash flows	€ 217,047	€ 114,517	€ 30,000